Consolidated Balance Sheets - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	€ 5,176,632	€ 4,581,749
Marketable securities	12,491,755	8,078,002
Prepaid expenses and other current assets	3,326,679	1,813,226
Total current assets	20,995,066	14,472,977
Non-current assets
Fixed assets, net	36,606	42,922
Total non-current assets	558,790	351,016
Total assets	21,553,856	14,823,993
Current liabilities
Other current liabilities	245,106	337,764
Total current liabilities	1,591,067	2,099,362
Non-current liabilities
Mandatory convertible bond - at fair value	7,555,000
Other non-current liabilities		1,158
Retirement benefit obligation	293,649	227,767
Total long-term liabilities	7,848,649	228,925
Commitments and contingencies
Shareholders’ equity
Ordinary shares, no par value, 59,700,000 shares authorized and 19,146,468 and 18,289,866 shares issued and outstanding, respectively	71,863,701	68,462,280
Accumulated deficit	(59,882,105)	(56,055,520)
Accumulated other comprehensive income	132,544	88,946
Total shareholders’ equity	12,114,140	12,495,706
Total liabilities and shareholders’ equity	21,553,856	14,823,993
Nonrelated Party [Member]
Non-current assets
Other non-current assets	518,834	304,744
Current liabilities
Accounts payable	1,003,434	317,830
Accrued expenses	111,815	232,307
Related Party [Member]
Non-current assets
Other non-current assets	3,350	3,350
Current liabilities
Accounts payable		180,116
Accrued expenses	€ 230,712	€ 1,031,345